Stock Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability		$ 1,076,766
Fair value of converison of stock	175,355
Change in warrant Liability	1,076,766	(124,118)
Change in warrant Liability	$ (1,076,766)	$ 124,118
Warrant expire date	Dec. 31, 2024
Remaining weighted average contractual life	1 year
Redeemable Convertible Preferred Stock Series A Five [Member]
Warrants granted	117,903	0